Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 30, 2016
Fair Value of Financial Instruments
Schedule of estimated fair values of financial instruments where carrying values do not approximate fair value

	2016		2015
($ in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Equipment financing	$8,152	$7,662	$8,594	$8,056
Note payable by consolidated joint venture	$2,483	$2,284	$—	$—

Schedule of unrealized and realized gains and losses due to changes in derivative fair values

	For The Years Ended
	December 30,	December 25,	December 31,
(in thousands)	2016	2015	2014
Unrealized loss (gain) from changes in derivative fair values	$1,062	$129	$(142)
Realized loss (gain) from changes in derivative fair values	$6,000	$8,009	$(2,740)